Schedule of supplemental information on statement of cash flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amounts paid/received during the year:
Withholding income tax paid on behalf of third-parties	$ 904	$ 770	$ 1,165
Transactions not involving cash
Purchase of property, plant and equipment on credit		310	76
Lease	6,945	4,255	2,301
Provision/(reversals) for decommissioning costs	(1,082)	5,174	5,497
Use of deferred tax and judicial deposit for the payment of contingency	1,173	2	3
Assets received due to assumption of participation in concessions	165
Receivables from Búzios Agreement	$ 54